MAINSTAY VP FUNDS TRUST

51 Madison Avenue

New York, NY 10010

January 8, 2018

Via EDGAR

Filing Desk

Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, NE

Washington, DC 20549

Re:	MainStay VP Funds Trust (“Registrant”), on behalf of its series,
MainStay VP Absolute Return Multi-Strategy Portfolio
File Nos. 002-86082 and 811-03833-01

Dear Sir or Madam:

On behalf of the registrant listed above and pursuant to Rule 497(c) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in a supplement dated December 15, 2017 to the Summary Prospectus and Prospectus for the MainStay VP Absolute Return Multi-Strategy Portfolio, a series of the Registrant (Accession Number 0001144204-17-063846). The purpose of this filing is to submit an XBRL interactive data file in the manner provided by Rule 405 of Regulation S-T and General Instruction C.3.(g) of Form N-1A.

Any questions or comments on the filing should be directed to the undersigned at (201) 685-6232.

Sincerely,

/s/ Rachel Kuo

Rachel Kuo
Assistant Secretary